Property and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Property and Equipment [Abstract]
Depreciation expenses	$ 79,853	$ 391,799	$ 665,431